Network Operations and Support Expenses - Summary of Network Operations and Support Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Expenses by nature [abstract]
Operating and maintenance	¥ 55,360	¥ 48,390	¥ 46,193
Utility	12,522	13,148	12,521
Property rental and management fee	26,926	22,327	14,115
Others	9,161	10,291	8,604
Network operations and support expenses	¥ 103,969	¥ 94,156	¥ 81,433

[1]	restated